Subsequent Events (Details) - USD ($)										12 Months Ended
		Feb. 06, 2025	Feb. 05, 2025	Jan. 31, 2025	Jan. 30, 2025	Jan. 28, 2025	Jan. 20, 2025	Sep. 30, 2024	Sep. 05, 2024	Dec. 31, 2024	Dec. 31, 2023	Feb. 20, 2025	Jan. 29, 2025	Jan. 08, 2025	Feb. 14, 2024	Jul. 31, 2023	Jul. 11, 2023
Subsequent Events [Line Items]
Purchase price per share (in Dollars per share)															$ 22.5
Exercise of warrants										43,479					1
Net proceeds to placement agent fees (in Dollars)									$ 3,414,502	$ 3,414,502
Share issued	[1]									566,908	96,847
Common stock outstanding	[1]									566,908	96,847
Cash proceeds (in Dollars)											$ 1,131,771
Warrant [Member]
Subsequent Events [Line Items]
Warrant exercise price per share (in Dollars per share)										$ 0.6
Exercise of warrants										15,650
Share issued																3,075
Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Cash proceeds (in Dollars)								$ 1,926
Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate shares of common stock			300,700
Purchase price per share (in Dollars per share)			$ 3.575
Percentage of cash transaction fee			7.50%	7.50%
Percentage of management fee			1.00%	1.00%
Exercise of warrants													88,800	296,400
Net proceeds to placement agent fees (in Dollars)					$ 804,346
Share issued							15,809						88,800	296,400
Withheld to cover payroll tax							2,748
Subsequent Event [Member] | Private Placement [Member]
Subsequent Events [Line Items]
Aggregate shares of common stock						408,621
Warrant exercise price per share (in Dollars per share)						$ 3.855
Subsequent Event [Member] | Placement Agent Warrants [Member]
Subsequent Events [Line Items]
Warrant exercise price per share (in Dollars per share)			$ 4.469	$ 6.382
Exercise of warrants			22,554	15,325
Net proceeds to placement agent fees (in Dollars)		$ 908,627
Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Warrant exercise price per share (in Dollars per share)			$ 2.95
Minimum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock outstanding												1,472,891
Maximum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock outstanding												7,364,554
Common Stock [Member]
Subsequent Events [Line Items]
Share issued																	668
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate shares of common stock						204,312
Purchase price per share (in Dollars per share)						$ 5.105
Common Stock [Member] | Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Aggregate shares of common stock			300,700
Convertible Common Stock [Member]
Subsequent Events [Line Items]
Share issued										14,667	760
Forecast [Member] | Minimum [Member]
Subsequent Events [Line Items]
Common stock outstanding												7,364,554
Forecast [Member] | Maximum [Member]
Subsequent Events [Line Items]
Common stock outstanding												1,472,891
Forecast [Member] | Convertible Common Stock [Member]
Subsequent Events [Line Items]
Share issued												1
Common stock outstanding												1

[1]	Periods presented have been adjusted to reflect the 1:12 reverse stock split on August 12, 2024 and the 1:5 reverse stock split on February 24, 2025.